REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Reconciliation of Total Adjusted EBITDA to Net Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ (153)	$ (1,188)	$ 2,130
Depreciation and amortization expenses	(868)	(284)	(316)
Stock-based compensation	(170)	(69)	(107)
Financial expense (income), net	(17)	$ (95)	$ 61
Goodwill impairment, net of contingent consideration	(3,514)
Income tax expenses	(194)	$ (54)	$ (435)
Net income (loss) from continuing operations	$ (4,916)	$ (1,690)	$ 1,333